Stockholders' Equity (Details Narrative) (10-K) - USD ($)				2 Months Ended	12 Months Ended
	Jun. 18, 2020	Sep. 30, 2019	May 25, 2018	Jun. 29, 2018	Dec. 31, 2019	Jun. 30, 2020	Jun. 25, 2020	Jun. 24, 2020	Aug. 31, 2019	Dec. 31, 2018
Preferred stock, shares authorized					1,000,000				1,000,000	10,000,000
Common stock, shares authorized					100,000,000	30,000,000	30,000,000	100,000,000	10,000,000	350,000,000
Warrants to purchase common stock					56,350
Debt conversion price per share					$ 14.28
PoC Capital, LLC [Member]
Number of common stock issued			113,280
Warrants to purchase common stock			113,280
Number of common stock, forfeited		56,640
Warrants to purchase common stock, forfeited		56,640
Purchase price per unit			$ 15.89
Warrant exercise price per share			$ 19.07
Amount paid to placement agent			$ 108,000
Issued placement agent warrants to purchase shares			6,797
Warrant term			3 years
Transaction costs incurred			$ 60,457
Clinical trial funding commitment		$ 900,000
2018 Private Placement Transactions [Member]
Number of common stock issued	28,971
Number of units sold				200,369
Purchase price per unit				$ 15.89
Gross proceeds from unit sold				$ 3,200,000
Warrant exercise price per share				$ 19.07
Amount paid to placement agent				$ 167,526
Issued placement agent warrants to purchase shares				12,021
Warrant term				3 years
Transaction costs incurred				$ 141,304
Debt conversion price per share						$ 14.28
Sale of stock price per share					$ 17.50
Number of common stock to be issued					28,971
Number of common stock to be issued, value					$ 506,993
Pledge Agreement with PoC [Member]
Number of common stock, pledged			56,640
Warrants to purchase common stock, pledged			56,640